CONTINGENCIES - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 91,560.7	R$ 82,445.0
Income tax and social contribution [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	60,453.5	54,258.7
Value added and excise taxes [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	25,904.6	23,912.4
PIS and COFINS tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	3,293.5	2,667.6
Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 1,909.1	R$ 1,606.3